Risk management and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
2.941% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 49,738
Derivative Liability, Fair Value carrying amount assets	$ 157
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 49,738
Derivative Liability, Fair Value carrying amount assets	$ 297
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 49,738
Derivative Liability, Fair Value carrying amount assets	$ 446
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 49,738
Derivative Liability, Fair Value carrying amount assets	$ 541
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 56,994
Derivative Liability, Fair Value carrying amount assets	$ 360
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%